LEASES - Schedule of Components of Lease Income (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Lease Disclosure Abstract
Revenue from sales type leases	$ 21,915	$ 8,880
Financing income on lease receivables	2,775	3,937
Lease income - operating leases	393,399	508,013
Variable lease income	143,002	124,543
Revenue from maintenance services	27,216	47,542
Total lease income	$ 588,307	$ 692,915